LEASE LIABILITIES (Narrative) (Details) - USD ($)		12 Months Ended
	Jun. 11, 2024	Mar. 31, 2026	Mar. 31, 2025
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease costs		$ 1,646,789	$ 1,597,609
Portion of operating lease costs allocated to inventory		$ 812,368	$ 812,368
Silver State Relief LLC (Reno) [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease First Payment	$ 14,300
Recognized Lease Liability	$ 1,221,143
Operating lease, implicit interest rate	10.00%